INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Disclosure of Inventory by Type

USDm	2024	2023	2022
Bunkers	46.1	49.3	52.8
Lubeoil	10.9	8.5	8.3
EU Emission Allowances	5.6	0.2	—
Other	5.8	3.7	10.9
Balance as of 31 December	68.4	61.7	72.0